Intangible assets (Tables)	12 Months Ended
Jun. 30, 2022
Intangible assets
Schedule of intangible assets

				Other
	Purchased	Customer		purchased
	technology	relationships	Brand	intangibles*	Total
	$	$	$	$	$
Cost
Balance at July 1, 2020	8,523	29,856	6,787	2,748	47,914
Business combinations (Note 20)	86,800	82,400	—	—	169,200
Balance at June 30, 2021	95,323	112,256	6,787	2,748	217,114
Business combinations (Note 20)	14,800	14,200	—	—	29,000
Balance at June 30, 2022	110,123	126,456	6,787	2,748	246,114
Accumulated amortization
Balance at July 1, 2020	3,034	5,437	1,449	1,153	11,073
Amortization expense	4,775	5,899	686	703	12,063
Balance at June 30, 2021	7,809	11,336	2,135	1,856	23,136
Amortization expense	16,097	14,128	685	699	31,609
Balance at June 30, 2022	23,906	25,464	2,820	2,555	54,745
Net book value as at:
Balance at July 1, 2020	5,489	24,419	5,338	1,595	36,841
Balance at June 30, 2021	87,514	100,920	4,652	892	193,978
Balance at June 30, 2022	86,217	100,992	3,967	193	191,369